Leases - Summary of Supplemental Information Related To Operating Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Leases [Abstract]
Operating lease ROU assets	¥ 147,501	$ 20,208	¥ 114,348
Operating lease liabilities-non-current	109,526	15,005	67,767
Operating lease liabilities-current	39,409	$ 5,399	45,464
Total operating lease liabilities	¥ 148,935		¥ 113,231
Weighted average remaining lease term	4 years	4 years	3 years 3 months 18 days
Weighted average discount rate	3.65%	3.65%	3.97%